Inventories (Summary Of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Crude oil and blendstocks		$ 1,191
Refined products and blendstocks	64,825	75,128
Store merchandise for resale	97,058	96,473
Corn based products	12,447	38,923
Materials and supplies	4,725	5,679
Total inventory	$ 179,055	$ 217,394